Related Parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related Parties
40.	RELATED PARTIES

(a)	Subsidiaries, associates and joint ventures

The subsidiaries, associates and joint ventures of the Company are disclosed in note 43.

All transactions and balances with these related parties have been eliminated in accordance with and to the extent required by IFRS 10 Consolidated Financial Statements, IFRS 11 Joint Arrangements and IAS 28 Investments in Associates and Joint Ventures.

(b)	Key management remuneration

Key management personnel include executive directors and prescribed officers (“Executive Committee”). The total key management remuneration amounted to US$17.0 million (2017: US$17.0 million) for 2018.

The details of key management personnel, including remuneration and participation in the Gold Fields Limited share scheme and LTIP are disclosed in note 40 (c).

(c)	Directors’ and prescribed officers’ remuneration

None of the directors and officers of Gold Fields or, to the knowledge of Gold Fields, their families, had any interest, direct or indirect, in any transaction during the last three fiscal periods or in any proposed transaction which has affected or will materially affect Gold Fields or its investment interests or subsidiaries, other than as stated below.

None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal periods indebted to Gold Fields.

At 31 December 2018, the Executive Committee and non-executive directors’ beneficial interest in the issued and listed stated capital of the Company was 0.1% (2017: 0.2%). No one director’s interest individually exceeds 1% of the issued stated capital or voting control of the Company.

Non-executive directors (“NEDs”)

NEDs’ fees reflect their services as directors and services on various subcommittees on which they serve.

NEDs do not participate in any of the short or long-term incentive plans and there are no arrangements in place for compensation to be awarded in the case of loss of office.

The Remuneration Committee seeks to align NEDs fees to the median of an appropriate peer group and reviews fee structures for NEDs on an annual basis. Approval is sought from shareholders after recommendation by the Board at the Annual General Meeting.

The following table summarises the remuneration for NEDs for the years ended 31 December 2018 and 2017:

	Directors fees US$’000	Board fees Committee fees US$’000	Total US$’000
C Carolus	231.3	—	231.3
R Menell	150.5	—	150.5
D Ncube[1]	30.7	21.3	52.0
Y Suleman	75.9	72.4	148.3
P Bacchus	80.6	61.1	141.7
S Reid	80.6	55.4	136.0
T Goodlace	75.9	38.4	114.3
A Andani	80.6	40.2	120.8
C Letton	80.6	49.8	130.4
P Mahanyele Dabengwa[2]	25.9	2.7	28.6

Total – 2018	912.6	341.3	1,253.9

C Carolus	216.0	—	216.0
R Menell	140.5	—	140.5
D Ncube	70.9	49.1	120.0
Y Suleman	70.9	53.3	124.2
P Bacchus	76.5	53.1	129.6
S Reid	76.5	54.1	130.6
T Goodlace	70.9	40.6	111.5
A Andani	76.5	53.3	129.8
C Letton[3]	51.0	20.0	71.0
G Wilson[4]	28.4	26.3	54.7

Total – 2017	878.1	349.8	1,227.9

[1]	Retired from the Board at end May 2018.
[2]	Appointed to the Board in September 2018.
[3]	Fees in respect of the 2017 year were paid as a lump sum in January 2018.
[4]	Retired from the Board at end of May 2017.

Executive Committee

The following table summarises the remuneration for executive directors and prescribed officers for the years ended 31 December 2018 and 2017: (Details of the remuneration are further described in the Remuneration Report)

	Salary[1] US$’000	Pension fund contribution US$’000	Cash incentive[2] US$’000	Other[3] US$’000	Share- based payment expense[4] US$’000	LTIP expense[4] US$’000	Total US$’000
Executive directors
N Holland	1,251.6	26.5	661.5	—	1,654.8	25.5	3,619.9
P Schmidt	626.6	48.2	306.2	2.1	876.2	25.3	1,884.6

	1,878.2	74.7	967.7	2.1	2,531.0	50.8	5,504.5

Prescribed officers
L Rivera[5]	668.8	72.8	132.9	386.8	202.6	—	1,463.9
A Baku[6]	808.0	185.8	634.8	68.0	990.4	25.5	2,712.5
R Butcher	384.5	37.3	192.4	—	238.5	—	852.7
N Chohan	367.2	26.5	213.9	1.8	341.1	6.9	957.4
B Mattison[7]	453.6	26.5	271.9	2.5	545.1	16.4	1,316.0
T Harmse	369.7	26.5	215.3	7.8	433.5	13.9	1,066.7
A Nagaser	243.3	27.0	131.1	0.4	185.8	5.0	592.6
S Mathews[8]	438.2	29.5	289.4	4.9	399.2	10.9	1,172.1
M Preece	541.7	26.5	168.8	0.4	113.0	—	850.4
R Bardien[9]	274.3	24.3	150.5	106.1	—	—	555.2

	4,549.3	482.7	2,401.0	578.7	3,449.2	78.6	11,539.5

Total – 2018	6,427.5	557.4	3,368.7	580.8	5,980.2	129.4	17,044.0

Executive directors
N Holland	1,186.9	26.3	1,002.2	—	1,264.3	158.8	3,638.5
P Schmidt	588.6	48.2	542.7	4.0	674.8	141.8	2,000.1

	1,775.5	74.5	1,544.9	4.0	1,939.1	300.6	5,638.6

Prescribed officers
L Rivera[5]	626.3	48.4	270.4	253.3	156.8	—	1,355.2
A Baku[6]	784.7	180.5	719.8	150.2	784.3	146.8	2,766.3
R Butcher	353.0	37.9	278.5	—	178.9	—	848.3
N Chohan	342.8	26.3	288.3	3.3	261.4	40.3	962.4
B Mattison[7]	426.7	26.3	369.9	1.0	426.9	93.9	1,344.7
T Harmse	344.7	26.3	290.1	6.8	342.2	78.2	1,088.3
A Nagaser	228.1	25.3	192.0	0.7	143.7	24.9	614.7
S Mathews[8]	397.5	21.2	326.1	10.0	316.4	59.5	1,130.7
M Preece	338.2	16.6	—	—	63.5	—	418.3
L Samuel[10]	384.3	17.5	—	198.9	—	—	600.7
R Weston[11]	102.0	4.5	—	7.6	34.4	—	148.5
N Muller[12]	129.4	6.6	—	34.0	—	—	170.0

	4,457.7	437.4	2,735.1	665.8	2,708.4	443.6	11,448.0

Total – 2017	6,233.2	511.9	4,280.0	669.8	4,647.5	744.2	17,086.6

[1]

The total US$ amounts paid for 2018, and included in salary were as follows : NJ Holland US$406,700 (2017: US$396,500), P Schmidt US$124,150 (2017: US$121,000) and B Mattison US$88,217 (2017: US$86,000).

[2]	The annual bonuses for the year ended 31 December 2017 and 31 December 2018 were paid in February 2018 and February 2019, respectively.
[3]	Other payments include special bonuses and incidental payments unless otherwise stated.
[4]	The share-based payment and LTIP expenses are calculated in terms of IFRS and are not the cash amounts paid. For details of the cash amounts paid, refer the remuneration report.
[5]	Other payments for 2018 relate to cash in lieu of 2016 share award paybale upon vesting in March 2019 and 2017 relate to a legislative bonus.
[6]	Other payments for 2018 relate to a profit share bonus payment and 2017 relates to a leave allowance.
[7]	Other payments for 2018 relate to a service award.
[8]	Other payments for 2018 relate to a bonus payment in lieu of most improved operation bonus scheme
[9]	Appointed on 1 February 2018. Other payments for 2018 relate to a sign-on-bonus.
[10]	Resigned 31 July 2017. Other payments for 2017 include a payment in lieu of notice.
[11]	Retired 28 February 2017.
[12]	Resigned 31 March 2017.